REVENUES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue, performance obligation, percentage	100.00%
Contract assets	$ 930	$ 756